Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1]	$ 10,173	$ 11,065	$ 9,693
Interest-bearing deposits with financial institutions		80,139	54,830
Total	[2]	$ 90,312	$ 65,895

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).
[2]	Net of allowances of $7 (2022 – $4).